Acquired Below Market Lease Intangibles	12 Months Ended
Dec. 31, 2012
Intangible Liabilities Disclosure [Abstract]
ACQUIRED BELOW MARKET LEASE INTANGIBLES
ACQUIRED BELOW MARKET LEASE INTANGIBLES
Acquired below market lease intangibles consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired below market leases, net of accumulated amortization of $53,557 and $42,880,
respectively (with a weighted average life of 11.0 and 11.5 years, respectively)	$119,550	$130,680

During the years ended December 31, 2012, 2011 and 2010, $11.0 million, $11.4 million and $12.5 million, respectively, were recorded as an increase to rental and other property income resulting from the amortization of the intangible lease liability.
Estimated amortization of the intangible lease liability as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

Year ended December 31,	Amortization of Below Market Leases
2013	$10,758
2014	$10,645
2015	$10,440
2016	$10,222
2017	$9,871